Subsequent Events	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Subsequent Events
36.	SUBSEQUENT EVENTS
On June
 9, 2022, the Company experienced an incident where an oil-based lubricant was released from our hot mill in Sault Ste. Marie. We may be subject to regulatory fines and other public and private actions in the future as a result of the incident but the financial and other impact of this incident is currently unknown.
On June 13
, 2022
, the Board of Directors approved the Company’s intention to pursue a Substantial Issuer Bid in Canada, as well as Tender Offer in the United States (collectively, the “Share Repurchase”) using a “Modified Dutch Auction” to repurchase its common shares and aggregate value of the Share Repurchase of US $400 million. Conditions of the Share Repurchase, including the pricing range per share will be determined following the release of the Company’s financial results for the year ended March 31
, 2022
. The Company will fund the purchase of tendered shares from cash on hand.